STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ (1,070)		$ 0	[1]	$ 5,002		$ (6,072)
Balance (in shares) at Dec. 31, 2012			2,909,554
Issuance of common stock and warrants in February and June 2013 at $5.00 per unit, net of issuance cost	996		$ 0	[1]	996		0
Issuance of common stock and warrants in February and June 2013 at $5.00 per unit, net of issuance cost (in shares)			200,005
Conversion of Series A Preferred Stock	0
Exercise of warrants	708		$ 0	[1]	708		0
Exercise of warrants (in shares)			60,155
Exercise of options into Common Stock	0	[1]	$ 0	[1]	0	[1]	0
Exercise of options into Common Stock (in shares)			3,000
Stock-based compensation	3,213		$ 0		3,213		0
Net loss	(13,931)		0		0		(13,931)
Balance at Dec. 31, 2013	(86)		$ 0	[1]	19,917		(20,003)
Balance (in shares) at Dec. 31, 2013			4,014,478
Cost related to issuance of common stock to service provider	488		$ 0	[1]	488		0
Cost related to issuance of common stock to service provider (in shares)			41,667
Cost related to issuance of warrants to service provider in March and May 2013	523		$ 0		523		0
Cost related to issuance of warrants to service provider in March and May 2013 (in shares)			0
Issuance of common stock and warrants in April and May 2013 at $12.50 per unit, net of issuance cost (in shares)			800,000
Issuance of common stock and warrants in April and May 2013 at $12.50 per unit, net of issuance cost	8,987		$ 0	[1]	8,987		0
Issuance of Common Stock in February, net of issuance cost	1,013		$ 0	[1]	1,013		0
Issuance of Common Stock in February, net of issuance cost (in shares)			445,392
Deemed dividend related to exchange agreement	0		$ 0		279		(279)
Issuance of additional shares upon Exchange Agreement in August 2014	4,558		$ 2		4,556		0
Issuance of additional shares upon Exchange Agreement in August 2014 (in shares)			10,957,515
Deemed dividend related to Series A Preferred Stock	0		$ 0		2,899		(2,899)
Conversion of Series A Preferred Stock	46		$ 0	[1]	46		0
Conversion of Series A Preferred Stock (in shares)			176,137
Exercise of warrants	352		$ 0	[1]	352		0
Exercise of warrants (in shares)			68,524
Exercise of options into Common Stock	$ 7		$ 0	[1]	7		0
Exercise of options into Common Stock (in shares)	74,500		74,500
Stock-based compensation	$ 1,692		$ 0		1,692		0
Net loss	(12,877)		0		0		(12,877)
Balance at Dec. 31, 2014	(5,295)		$ 2		30,761		(36,058)
Balance (in shares) at Dec. 31, 2014			16,233,430
Issuance of Common Stock in July 2014 upon reset price mechanism	0	[1]	$ 0	[1]	0	[1]	0
Issuance of Common Stock in July 2014 upon reset price mechanism (in shares)			496,884
Issuance of Common stock in April 2015 to service provider	29		$ 0	[1]	29		0
Issuance of Common stock in April 2015 to service provider (in shares)			100,000
Issuance of Common Stock in February, net of issuance cost	1,956		$ 1		1,955		0
Issuance of Common Stock in February, net of issuance cost (in shares)			11,286,444
Conversion of accrued expenses into Common stock in April 2015	110		$ 0	[1]	110		0
Conversion of accrued expenses into Common stock in April 2015 (in shares)			400,093
Conversion of warrants into Common stock in May 2015, net of issuance cost	453		$ 0	[1]	453		0
Conversion of warrants into Common stock in May 2015, net of issuance cost (in shares)			1,923,636
Deemed dividend related to inducement of warrant exercise in May 2015	0		$ 0		154		(154)
Conversion of Series A Preferred Stock	$ 401		$ 0	[1]	400		$ 0
Conversion of Series A Preferred Stock (in shares)	6,052		1,526,609
Exercise of options into Common Stock	$ 0	[1]	$ 0	[1]	0	[1]
Exercise of options into Common Stock (in shares)	6,000		6,000
Stock-based compensation	$ 212		$ 0		212		$ 0
Net loss	(3,642)		0		0		(3,642)
Balance at Jun. 30, 2015	$ (5,777)		$ 3		$ 34,074		$ (39,854)
Balance (in shares) at Jun. 30, 2015			31,476,212

[1]	Represents an amount lower than $1.